Business Combination (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Business Combination [Abstract]
Schedule of fair values of the identifiable assets
November 9,
2021
Consideration transferred
Cash paid at closing	$23,000
Value of 414,508 common shares transferred at closing	3,676
Fair value of total consideration transferred	$26,676

Recognized amounts of identifiable assets acquired
Electrical components	$7,081
Buildings	755
Land	85
Intangible assets - favorable lease	1,800
Total identifiable assets acquired	$9,721

Goodwill	$16,955